CAPITALIZED DRILLING COSTS AND OIL AND GAS PROPERTIES (Details Narrative) - USD ($)											1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jul. 02, 2021	May 13, 2021	Oct. 09, 2020	Oct. 02, 2020	Sep. 30, 2020	Sep. 04, 2020	Aug. 14, 2020	Jun. 18, 2020	Jun. 11, 2020	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Oct. 10, 2022	Oct. 06, 2022	Mar. 31, 2020	Jul. 02, 2019	Jun. 18, 2019
Reserve Quantities [Line Items]
Total gain on sale of asset	$ 4
Accmulated depletion													$ 181,267	$ 181,267		$ 57,652
Asset retirement obligation											$ 1,531,589		671,135	671,135	$ 1,626,759	1,303,751	$ 1,531,589
Capitalized drilling costs													$ 214,197	(214,197)
Proceeds from Sale of Oil and Gas Property and Equipment														999,999
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property														405,052	29,078
Contained Plugged liabilities														684,679	22,545
Oil and Gas [Member]
Reserve Quantities [Line Items]
Proceeds from Sale of Oil and Gas Property and Equipment														999,999
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property														405,052
gains on the assignments of wells														1,078,104
Contained Plugged liabilities														684,679
Oil and Gas [Member] | Two Related Parties [Member]
Reserve Quantities [Line Items]
Percentage of working capital																			10.00%
Settlement Agreement [Member] | Oil and Gas [Member]
Reserve Quantities [Line Items]
Percentage of working capital																		50.00%
White River Holdings Corp [Member]
Reserve Quantities [Line Items]
Results of Operations, Depreciation, Depletion, Amortization and Accretion																1,961,478	130,490
Capitalized drilling cost																604,574
Exchange of drilling cost																					$ 125,000
Royalty retained interest																						1.00%
Acquired lease, value									$ 2,000	$ 2,000
Assets impairment charges										$ 82,500						772,000
Acquired additional lease											916,242	$ 916,242
Payments to property plant and equipment		$ 1,500
Payments for (proceeds from) productive assets		112,094
Accmulated depletion		12,094									24,214					57,652	24,214
Asset retirement obligation		21,191									1,531,589					1,303,751	1,531,589			$ 294,800
Proceeds from sale of productive assets		$ 121,190
Impaired undeveloped reserves																1,235,285
Capitalized drilling costs																	(2,696,542)
Proceeds from Sale of Oil and Gas Property and Equipment																906,274
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property																(681,808)
Contained Plugged liabilities																$ 383,450
White River Holdings Corp [Member] | Assets Purchase Agreement [Member]
Reserve Quantities [Line Items]
Reflected oil and gas properties				$ 615,000	$ 22,400	$ 750,000		$ 3,500,000
White River Holdings Corp [Member] | Assets Purchase Agreement [Member] | Oil and Gas [Member]
Reserve Quantities [Line Items]
Reflected oil and gas properties				$ 615,000	$ 22,400	$ 760,000		$ 3,224,000
White River Holdings Corp [Member] | Lease Assignment Agreement [Member]
Reserve Quantities [Line Items]
Reflected oil and gas properties							$ 1,500,000
White River Holdings Corp [Member] | Lease Assignment Agreement [Member] | Oil and Gas [Member]
Reserve Quantities [Line Items]
Reflected oil and gas properties							$ 1,500,000
White River Holdings Corp [Member] | Participation Agreement [Member]
Reserve Quantities [Line Items]
Acquired additional lease											$ 916,242	$ 916,242
White River Holdings Corp [Member] | Letter Agreement [Member]
Reserve Quantities [Line Items]
Proceeds from agreement			$ 600,000
Drilling authority cost			300,000
Gain on sale of property			600,000
Assets retirement obligations			175
Total gain on sale of asset			$ 600,175
Deshotel 24 H [Member]
Reserve Quantities [Line Items]
Capitalized drilling costs														122,838	$ 510,196
Deshotel 24 H [Member] | Oil and Gas [Member]
Reserve Quantities [Line Items]
Capitalized drilling costs														201,525
Peabody 12A Well [Member]
Reserve Quantities [Line Items]
Capitalized drilling costs														$ 494,408